Sales Revenues - Summary Of Breakdown Of Contract Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Apr. 01, 2024
Contract liabilities [abstract]
Contract liabilities	¥ 1,664,633	¥ 1,417,919	¥ 1,392,390